Government Grants (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Details of government grants
Details of Government grants at 31 December 2021 are as follows (At 31 December 2020 was nil):

(In Euros)		31 December 2021
Grants	Government Entity	Non-current liability	Current liability

Movilidad 2030	Centro para el Desarrollo Tecnológico Industrial, E.P.E. (CDTI)	245,605	786,358
Flexener	Centro para el Desarrollo Tecnológico Industrial, E.P.E. (CDTI)	180,711	183,342
Magnetor	Centro para el Desarrollo Tecnológico Industrial, E.P.E. (CDTI)	—	34,747
Zeus Ptas	Centro para el Desarrollo Tecnológico Industrial, E.P.E. (CDTI)	284,621	530,409
Alt impacte	Agencia para la Competitividad de la Empresa de la Generalitat de Cataluña (ACCIÓ)	543,846	—

Total		1,254,783	1,534,856